Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2026	December 31, 2025
Long-term debt and other financial liabilities	70,383	48,758
Less: Deferred financing costs and debt discounts	(1,187)	(857)
Total	69,196	47,901
Less – current portion	(14,489)	(14,327)
Long-term portion	54,707	33,574

Annual Principal Payments
The annual principal payments required to be made after June 30, 2026 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending June 30,	Amount
2027	14,980
2028	6,546
2029	6,546
2030	21,871
Thereafter	20,440
Total	70,383